Subsequent events (Details) € in Thousands			6 Months Ended
	Aug. 11, 2022 EUR (€)	Jul. 01, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Subsequent events
Repayments of borrowings			€ 628	€ 727
Settlement of SEC Investigation
Subsequent events
Penalty payment for settlement | $		$ 175,000
Settlement of SEC Investigation | Mr. Rudolf Franz
Subsequent events
Penalty payment for settlement | $		$ 50,000
Sale and leaseback transaction
Subsequent events
Proceeds from sale of property	€ 26,500
Finance contract settlement | European Investment Bank
Subsequent events
Repayments of borrowings	22,000
Finance contract settlement | Sparkasse Schwaben-Bodensee
Subsequent events
Repayments of borrowings	€ 4,100